Segment disclosures:	12 Months Ended
Dec. 31, 2022
Segment disclosures:
Segment disclosures:

16.  Segment disclosures:

Business segment:

The Company operates one segment, which is the development of therapeutic candidates for the treatment of health disorders. As at December 31, 2022 and 2021, the Company’s operations were conducted in Canada and in the United States. The Company’s non-current assets are located in Canada and in the United States. The Company’s non-current assets located in the United States amount to $1,153 as at December 31, 2022.